Document And Entity Information	6 Months Ended
Sep. 30, 2016
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Entity Registrant Name	LeGall Holdings Inc.
Entity Central Index Key	0001672899
Entity Filer Category	Smaller Reporting Company